VOYA EQUITY TRUST

Voya Large Cap Value Fund

(“Fund”)

Supplement dated January 21, 2016

to the Fund’s Class A, Class B, Class C, Class I, Class O, Class R, and Class W Prospectus

and the Class R6 Prospectus each dated September 30, 2015

(each a “Prospectus” and collectively the “Prospectuses”)

Effective December 31, 2015, Kristy Finnegan’s title has changed from Assistant Portfolio Manager to Portfolio Manager and James Dorment was added as a Portfolio Manager to the Fund.

1.	The sub-section entitled “Portfolio Management – Portfolio Managers” of the Prospectuses is hereby revised to include the following:

James Dorment, CFA

Portfolio Manager (since 12/15)

2.	The following paragraph is added to the sub-section entitled “Management of the Funds – the Sub-Advisers and Portfolio Managers – Voya Investment Management Co. LLC – Voya Large Cap Value Fund” of the Prospectuses:

James Dorment, CFA, Portfolio Manager serves on Voya IM’s large-cap value and mid-cap value strategies. Mr. Dorment joined Voya IM in 2008 as an analyst covering the consumer sectors. Prior to that he was a senior research analyst at Columbia Management.

3.	All references to Kristy Finnegan’s title of “Assistant Portfolio Manager” are hereby deleted in their entirety and replaced with “Portfolio Manager”.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

VOYA EQUITY TRUST

Voya Large Cap Value Fund

(“Fund”)

Supplement dated January 21, 2016

to the Fund’s Class A, Class B, Class C, Class I, Class O, Class R, Class R6, and Class W

Statement of Additional Information dated September 30, 2015

(“SAI”)

Effective December 31, 2015, James Dorment was added as a Portfolio Manager of the Fund. The SAI is revised as follows:

1.	The line item with respect to the Fund in the table within the sub-section entitled “Compensation” under the section entitled “Sub-Advisers – Portfolio Management” of the SAI is replaced with the following:

Fund	Portfolio Manager	Benchmark
Voya Large Cap Value	Christopher F. Corapi, Vincent Costa, CFA, James Dorment, CFA, and Kristy Finnegan, CFA	Russell 1000® Value Index

2.	The tables within the sub-sections entitled “Other Accounts Managed” and “Ownership of Securities” under the section entitled “Sub-Adviser - Portfolio Management” of the SAI are hereby revised to include the following:

Other Accounts Managed

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
James Dorment(1)	2	$2,721,312,401	0	$0	0	$0

(1) As of December 31, 2015.

Ownership of Securities

Voya Large Cap Value Fund

Portfolio Manager	Dollar Range of Portfolio Shares Owned
James Dorment(1)	$10,001 - $50,000

(1) As of December 31, 2015.

Portfolio Manager	Dollar Range of Fund Shares Allocated Under Deferred Compensation
James Dorment(1)	$10,001 - $50,000

(1) As of December 31, 2015.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE